Related Party Transactions - Schedule of Loans Payable to Related Parties (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans Payable to Related Parties [Line Item]
Total		$ 298,735	$ 209,031
Less: Current portion of loans payable to related parties	$ (1,272,734)	(2,995,803)	(1,928,964)
Loans payable to related parties, net of current portion		44,703
Convertible promissory note issued to Mark Porter [Member]
Schedule of Loans Payable to Related Parties [Line Item]
Total		44,703
Convertible promissory note issued to Mark Porter One [Member]
Schedule of Loans Payable to Related Parties [Line Item]
Total		154,032
Convertible promissory note issued to Keith Hayter [Member]
Schedule of Loans Payable to Related Parties [Line Item]
Total			109,031
Promissory note issued to Mark Porter [Member]
Schedule of Loans Payable to Related Parties [Line Item]
Total		100,000	100,000
Loans Payable [Member]
Schedule of Loans Payable to Related Parties [Line Item]
Less: Current portion of loans payable to related parties		$ (254,032)	$ (209,031)